Investments in Equity Accounted Investees - Summary of Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [Line Items]
Fiscal year end	--12-31
Carrying amount	₩ 113,989	₩ 122,507	₩ 172,683
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju, South Korea
Fiscal year end	--12-31
Date of incorporation	2005-01
Business	Manufacture electric glass for FPDs
Percentage of ownership	40.00%	40.00%
Carrying amount	₩ 47,823	₩ 46,511	₩ 52,750
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of associates and joint ventures [Line Items]
Location	Seongnam, South Korea
Fiscal year end	--12-31
Date of incorporation	2001-01
Business	Develop and manufacture equipment for FPDs
Percentage of ownership	13.00%	13.00%
Carrying amount	₩ 4,166	₩ 2,887
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Ansan, South Korea
Fiscal year end	--12-31
Date of incorporation	2008-06
Business	Manufacture LED back light unit packages
Percentage of ownership	14.00%	14.00%
Carrying amount	₩ 4,746	₩ 7,270
LB Gemini new growth fund no.16 [member]
Disclosure of associates and joint ventures [Line Items]
Location	Seoul, South Korea
Fiscal year end	--12-31
Date of incorporation	2009-12
Business	Invest in small and middle sized companies and benefit from M&A opportunities
Percentage of ownership		31.00%
Carrying amount		₩ 5,910
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Paju, South Korea
Fiscal year end	--12-31
Date of incorporation	2002-04
Business	Develop and manufacture deposition equipment for OLEDs
Percentage of ownership	15.00%	15.00%
Carrying amount	₩ 16,308	₩ 15,888
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Location	Daegu, South Korea
Fiscal year end	--12-31
Date of incorporation	2000-08
Business	Process and sell electric glass for FPDs
Percentage of ownership	17.00%	17.00%
Carrying amount	₩ 23,441	₩ 23,732
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Location	Los Angeles, U.S.A.
Fiscal year end	--03-31
Date of incorporation	2008-06
Business	Develop and manufacture tablet for kids
Percentage of ownership	10.00%	10.00%
CYNORA GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Location	Bruchsal, Germany
Fiscal year end	--12-31
Date of incorporation	2003-03
Business	Develop organic emitting materials for displays and lighting devices
Percentage of ownership	14.00%	14.00%
Carrying amount	₩ 8,668	₩ 20,309
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Location	Seoul, South Korea
Fiscal year end	--12-31
Date of incorporation	2014-01
Business	Develop, manufacture, and sell materials for display
Percentage of ownership	10.00%
Carrying amount	₩ 3,346
Nanosys Inc [member]
Disclosure of associates and joint ventures [Line Items]
Location	Milpitas, U.S.A.
Fiscal year end	--12-31
Date of incorporation	2001-07
Business	Develop, manufacture, and sell materials for display
Percentage of ownership	4.00%
Carrying amount	₩ 5,491